Segment reporting (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Net interest income	$ 4,718	$ 3,595
Non-interest income	23,225	21,074
Total revenues	27,943	24,668
Credit loss expense / (release)	191	263
Operating expenses	20,319	20,080
Operating profit / (loss) before tax	7,434	4,325
Tax expense / (benefit)	1,568	221
Net profit / (loss)	5,866	4,105
Additional information
Total assets	1,707,284		$ 1,617,427
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Net interest income	3,714	3,413
Non-interest income	10,504	9,309
Total revenues	14,218	12,722
Credit loss expense / (release)	7	9
Operating expenses	10,536	10,150
Operating profit / (loss) before tax	3,675	2,563
Additional information
Total assets	591,529		578,394
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Net interest income	2,692	2,605
Non-interest income	2,309	1,941
Total revenues	5,001	4,547
Credit loss expense / (release)	147	167
Operating expenses	2,957	3,078
Operating profit / (loss) before tax	1,897	1,302
Additional information
Total assets	472,891		479,956
Asset Management
Disclosure Of Operating Segments [Line Items]
Net interest income	(28)	(34)
Non-interest income	1,556	1,547
Total revenues	1,528	1,513
Credit loss expense / (release)	0	0
Operating expenses	1,097	1,224
Operating profit / (loss) before tax	430	289
Additional information
Total assets	29,077		27,357
Investment Bank
Disclosure Of Operating Segments [Line Items]
Net interest income	(1,046)	(1,575)
Non-interest income	8,826	7,724
Total revenues	7,781	6,149
Credit loss expense / (release)	110	83
Operating expenses	5,315	4,788
Operating profit / (loss) before tax	2,355	1,279
Additional information
Total assets	576,284		488,964
Non-core and Legacy
Disclosure Of Operating Segments [Line Items]
Net interest income	(45)	(23)
Non-interest income	78	225
Total revenues	33	202
Credit loss expense / (release)	(74)	6
Operating expenses	465	838
Operating profit / (loss) before tax	(358)	(642)
Additional information
Total assets	19,894		25,376
Group Items
Disclosure Of Operating Segments [Line Items]
Net interest income	(570)	(791)
Non-interest income	(47)	327
Total revenues	(617)	(465)
Credit loss expense / (release)	1	(1)
Operating expenses	(52)	2
Operating profit / (loss) before tax	(565)	$ (465)
Additional information
Total assets	$ 17,608		$ 17,380